Provisions - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
Change in discount rate	0.50%
Close down and environmental remediation costs [member]
Disclosure of other provisions [line items]
Average discount rate	1.04%
Change in discount rate	0.50%
Change in provision	€ 2
Expected provisions settlement period	40 years